Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards in U.S	$ 5,000			$ 2,453
Net operating loss carryforwards expire starting in 2035	$ 761
Operating loss carryforwards domestic expiration year	2035
Operating loss carryforwards, state and local	$ 1,169			464
Operating loss carryforwards expiration year	2035
Foreign tax effected net operating loss carryforwards	$ 912			4,946
Foreign tax effected net operating loss carryforwards, period	7 years
Unrecognized tax benefits would affect annual effective tax rate	$ 3,499			0
Income tax expense, accrued interest and penalties	159	$ 76	$ 0	0
Accrued income taxes	$ 1,200	1,200	1,200	1,000
Income tax examination, description	The Company is subject to taxation in Switzerland, the U.S., and other jurisdictions of its foreign subsidiaries. As of March 31, 2024, tax years 2020, 2021, and 2022 are subject to examination by the tax authorities in the U.S. The Company is not currently under examination by tax authorities in any jurisdiction.
Unrecognized tax benefits	$ 3,499	$ 4,250	$ 0